Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Other Intangible Assets [Abstract]
Other Intangible Assets

6. Other Intangible Assets

Other intangible assets as of December 31, 2010 and 2009 consisted of the following (in thousands):

	December 31, 2010				December 31, 2009
	Useful lives	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Subscriber relationships	4 — 7 years	$108,275	$(51,882)	$56,393	$108,275	$(29,002)	$79,273
Trade names and trademarks	5 years	3,804	(1,585)	2,219	3,804	(824)	2,980
Patents and other	10 years	3,166	(894)	2,272	3,164	(578)	2,586

Total other intangibles		$115,245	$(54,361)	$60,884	$115,243	$(30,404)	$84,839

As of December 31, 2010, the future amortization of other intangible assets is expected to be as follows (in thousands):

2011	$20,089
2012	16,222
2013	12,293
2014	7,728
2015	3,861
Thereafter	691

Total	$60,884

	Year Ended December 31,
	2010	2009	2008
Supplemental Information (in thousands):
Amortization expense	$23,933	$27,870	$2,888

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